February 5, 2009
VIA EDGAR
Ms. Laura Hatch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Gabelli Global Gold, Natural Resources & Income Trust (333-143009 and 811-21698)
Dear Ms. Hatch:
     Electronically transmitted herewith for filing on behalf of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is the Fund’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940.
          In response to your comments provided to me via telephone on January 29, 2009, please note the following:
     1. Does the Fund intend to offer preferred shares and common shares?
     The Fund currently intends to offer only common shares. The Fund issued preferred shares in October 2007 and has no current intention of offering additional preferred stock at this time.
     2. Please revise the third paragraph under “Prospectus Summary — Investment Objectives and Policies” to disclose that premiums earned on options are considered realized gain.

February 5, 2009

     Under Section 1234(b) of the Internal Revenue Code of 1986 (the “Code”), premium to the seller-writer of an option is short-term capital gain not on receipt but either when the option lapses or when there has been a closing transaction on the option. Section 1234(b) defines a “closing transaction” as any termination of the seller-writer’s obligation under an option other than through the exercise or lapse of the option. Thus, we do not believe that it would be appropriate to revise the third paragraph under “Prospectus Summary — Investment Objectives and Policies” to state that premiums earned on options are considered realized gain.
     Instead, the disclosure has been revised to read as follows: “When the Fund sells a call option, it generates gains [delete: receives income] in the form of the premium paid by the buyer of the call option, but the Fund forgoes the opportunity to participate in any increase in the value of the underlying equity security above the exercise price of the option. When the Fund sells a put option, it receives generates gains [delete: receives income] in the form of the premium paid by the buyer of the put option, but the Fund will have the obligation to buy the underlying security at the exercise price if the price of the security decreases below the exercise price of the option.”
     Finally, the tax section in the Statement of Additional Information discusses the treatment of premiums earned on options in depth.
     3. If there is a probability that the Fund will distribute a return of capital, please revise the disclosure under the section “Dividends and Distributions.”
     The Fund may make distributions of capital, accordingly, the disclosure has been revised with the following sentence: “The Fund may also make annual distributions of its capital.”
     4. Please revise the “Use of Proceeds” section to indicate how long it will take for the Fund to invest proceeds in accordance with its investment objectives and policies.
     The disclosure has been revised to show that the investment of proceeds is expected to substantially be completed within three months; however, changes in market conditions could result in the Fund’s anticipated investment period extending to as long as six months.

February 5, 2009

     5. Does the line item “Other Expenses” under the Fee Table capture the interest expenses discussed in footnote (a) to the “Financial Highlights” table?
     That is correct; the “Other Expenses” line item captures interest expenses discussed in the “Financial Highlights” table.
6. Please include a sales load in the prospectus Fee Table and complete the expense example table.
     The disclosure has been revised accordingly.
          If you have any questions or comments or require any additional information in connection with the Registration Statement, please telephone me at (212) 735-3859.

Sincerely, Veronica Castillo